Long-term debt (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about long term debt [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Bank of Montreal ("BMO") senior secured term loan ("Term Loan") maturing May 31, 2022 with principal repayments starting November 30, 2020 based on a 10 year amortization	$115,000	$50,000

Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	311	346

Vehicle loans - five year term maturing June 17, 2024	78	98

Deferred financing costs, net of loan modification loss on BMO Term Loan	(123)	(868)

	115,266	49,576

Less: current portion of long term debt	(11,595)	(3,509)

Long-term portion	$103,671	$46,067

Disclosure of detailed information about principal repayments required on long-term debt [Table Text Block]
Less than 1 year	$11,605
1 to 2 years	103,580
2 to 3 years	80
3 to 4 years	78
4 to 5 years	46
Thereafter	—
Total	$115,389